Statement of Cash Flows	6 Months Ended
Jun. 30, 2021 USD ($)
Cash Flows from Operating Activities
Net Loss	$ (4,651,699)
Adjustments to reconcile net loss to net cash used in operating activities:
Financing expenses on derivative classified instrument	12,137,500
Change in fair value of derivative liabilities	(9,850,000)
Gain on marketable securities (net), dividends and interest, held in Trust Account	(5,244)
Changes in operating assets and liabilities
Prepaid expenses and other assets	(1,186,476)
Accounts payable and accrued expenses	2,002,957
Net cash used in operating activities	(1,552,962)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(345,000,000)
Net cash used in investing activities	(345,000,000)
Cash Flows from Financing Activities
Proceeds from issuance of Class B and Class K common stock to Sponsor	25,000
Advances from related party	600
Proceeds from sale of Public Shares, net of transaction costs paid	337,414,740
Proceeds from sale of Private Placement Shares	9,900,000
Net cash provided by financing activities	347,340,340
Net increase in cash	787,378
Cash – beginning of period	0
Cash – end of period	787,378
Supplemental disclosure of noncash investing and financing activities:
Deferred underwriting fees payable	$ 12,075,000